Note 1 - General Information	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1.	General information

Sono Group N.V. (“Sono N.V.” or the “Company”) is registered in the business register (Netherlands Chamber of Commerce) and its corporate seat is in Amsterdam. In November 2021, the Company successfully completed an initial public offering (IPO) and became listed on the Nasdaq Stock Market (“Nasdaq”), traded under the ticker symbol “SEV” since November 17, 2021. On December 11, 2023, Sono N.V. received notice from the Nasdaq Hearings Panel that the Company’s ordinary shares will be delisted from the Nasdaq. Nasdaq filed a Form 25 Notification of Delisting with the U.S. Securities and Exchange Commission (the “SEC”) on February 15, 2024 to complete the delisting.

The Company has its management in the United States of America since January 31, 2024. Prior to this date, the Company had its management based in Germany. The business address is Waldmeisterstraße 93, 80935 Munich, Germany (trade register number: 80683568). Sono N.V.’s sole and wholly-owned subsidiary, Sono Motors GmbH (“Sono Motors” or the “Subsidiary”), is registered in the commercial register (Handelsregister) at the local court (Amtsgericht) of Munich, Germany, under HRB 224131. Sono Motors’ registered headquarters is Waldmeisterstraße 93, 80935 Munich, Germany. Sono N.V. is the ultimate parent of the Group. Hereinafter, Sono N.V. and its consolidated subsidiary collectively are referred to as “Sono Group”, or the “Group”, “Management”, “we” and “us”.

Sono Group intended to develop and manufacture electric vehicles with integrated solar panels (the “Sion passenger car program). In addition, it planned to license its solar technology to other Original Equipment Manufacturers (OEMs). However, on February 24, 2023, Sono Group announced the decision to terminate the Sion passenger car program and to pivot the business model to exclusively retrofitting and integrating Sono Group’s solar technology onto third party vehicles due to lack of available funding.

1.1	Insolvency proceedings

On May 15, 2023, based on management’s conclusion that the Company was over-indebted and faced impending illiquidity (drohende Zahlungsunfähigkeit), the Company applied to the insolvency court of the local court of Munich, Germany (the “Court”) to permit the opening of self-administration proceedings (Eigenverwaltung) with respect to the Company pursuant to Section 270 (b) of the German Insolvency Code (Insolvenzordnung). On the same day and for the same reason, the Subsidiary applied to the Court to permit the opening of self-administration proceedings in the form of a protective shield proceeding (Schutzschirmverfahren). The applications for the opening of the self-administration proceedings with respect to the Company and the Subsidiary (the “Self-Administration Proceedings), in each case, were made with the goal of sustainably restructuring the business of both Companies. On May 17, 2023 and May 19, 2023, the Court admitted the opening of the Self-Administration Proceedings with respect to Sono Group N.V. and Sono Motors GmbH, respectively, on a preliminary basis (the “Preliminary Self-Administration Proceedings”). On September 1, 2023, the Court opened the Self-Administration Proceedings with respect to the Subsidiary beyond the preliminary stage (the “Subsidiary Self-Administration Proceedings”).

YA PN II, Ltd. (“Yorkville”), the Company’s main creditor apart from the Subsidiary, started negotiations in the course of the Self-Administration Proceedings regarding a new investment. In connection with those discussions, in November 2023, Sono Group N.V. and Yorkville entered into certain investment-related agreements, including a restructuring agreement (as amended from time to time, the “Restructuring Agreement”) and a funding commitment letter (as amended from time to time, the “Funding Commitment Letter” and together with the Restructuring Agreement and the ancillary agreements entered into in connection therewith, the “Yorkville Agreements”), pursuant to which Yorkville committed to provide financing to the Company (the “First Commitment”) subject to the Companies’ continued compliance with the terms of the Yorkville Agreements. The aim of the Yorkville Agreements and the transactions contemplated therein (the “Transactions”) was the planned restructuring of Sono Group N.V. and Sono Motors GmbH, with the intention of enabling the Company to withdraw its application for its Preliminary Self-Administration Proceedings and enabling the Subsidiary to exit the Subsidiary Self-Administration Proceedings via a plan (the “Plan”) under the German Insolvency Code that set out how the Subsidiary intended to restructure its debt and procure the inflow of new money, including in connection with the Yorkville Investment (as defined herein), and subsequently exit the Subsidiary Self-Administration Proceedings. The Plan was filed with the Court on December 7, 2023 for approval by the Subsidiary’s creditors and subsequent confirmation by the Court. Approval by the creditors and confirmation by the Court was obtained in the creditors meeting on December 21, 2023, and the Court confirmed on January 26, 2024 that the Plan became legally binding. On January 31, 2024, the Company withdrew its application for its Preliminary Self-Administration Proceedings with the Court. The Subsidiary exited its Self-Administration Proceedings on February 29, 2024. For more detail see note 9.7.1 Exit from insolvency and note 9.7.3 Funding and restructuring.